Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Present value of future cash flows of one bank loan	$ 1,762,938	$ 1,765,726
Accumulated loss from derivatives designated as Hedging Instruments	5,305	$ 4,313
Present value of one long-term bank loan
Present value of future cash flows of one bank loan	8,472
Carrying amount of one long-term bank loan
Carrying amount	$ 8,617